Note 8 - Provisions (Tables)	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
	Years Ended June 30,
	2026	2025

Current
Annual leave (1)	747,745	631,941
Long service leave (1)(2)	278,474	243,967

Total	1,026,219	875,908

Non-Current
Long service leave (2)	-	-

Disclosure of movements of provisions [text block]
	Years Ended June 30,
	2026	2025	2024
Annual leave
Carrying amount at start of year	631,941	318,694	420,380
Charged/(credited) to profit or loss - additional provisions recognised	227,993	409,646	179,923
Amounts used during the year	(112,809)	(97,011)	(280,618)
Change in foreign exchange	620	612	(991)
Carrying amount at end of year	747,745	631,941	318,694

Long service leave
Carrying amount at start of year	243,967	212,005	328,325
Charged/(credited) to profit or loss - additional provisions recognised	34,507	32,901	30,308
Amounts used during the year	-	(939)	(146,628)
Carrying amount at end of year	278,474	243,967	212,005

Total	1,026,219	875,908	530,699